EMPLOYEE BENEFITS - Share-based payment expense ELTI scheme (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Classes of employee benefits expense [abstract]
Equity-settled share-based payment expense	R (41.7)	R (30.1)	R (26.4)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense	(41.7)	(30.1)	(26.4)
ELTI Scheme
Classes of employee benefits expense [abstract]
Equity-settled share-based payment expense	(21.3)	(30.1)	(26.4)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense	(21.3)	(30.1)	(26.4)
DSP Scheme
Classes of employee benefits expense [abstract]
Equity-settled share-based payment expense	(20.4)	0.0	0.0
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense	R (20.4)	R 0.0	R 0.0